Fair Value Measurements (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements
Impaired loans with a specific allowance	$ 16,266,000	$ 24,630,000
Specific allowance related to impaired loans	4,796,000	4,020,000
Charge-offs related to impaired loans with a specific allowance	3,200,000	5,200,000
Commercial, financial, and agricultural
Fair Value Measurements
Impaired loans with a specific allowance	1,548,000	885,000
Specific allowance related to impaired loans	721,000	213,000
Real estate construction - residential
Fair Value Measurements
Impaired loans with a specific allowance	2,160,000	189,000
Specific allowance related to impaired loans	392,000	125,000
Real estate construction - commercial
Fair Value Measurements
Impaired loans with a specific allowance	514,000	5,883,000
Specific allowance related to impaired loans	304,000	542,000
Real estate mortgage - residential
Fair Value Measurements
Impaired loans with a specific allowance	4,396,000	3,832,000
Specific allowance related to impaired loans	1,374,000	1,069,000
Real estate mortgage - commercial
Fair Value Measurements
Impaired loans with a specific allowance	7,605,000	13,797,000
Specific allowance related to impaired loans	1,989,000	2,071,000
Consumer
Fair Value Measurements
Impaired loans with a specific allowance	43,000	44,000
Specific allowance related to impaired loans	16,000
Nonrecurring | Total Fair Value
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Impaired loans	11,470,000	20,610,000
Other real estate owned and repossessed assets	14,867,000	23,592,000
Nonrecurring | Significant Unobservable Inputs (Level 3)
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Impaired loans	11,470,000	20,610,000
Other real estate owned and repossessed assets	14,867,000	23,592,000
Nonrecurring | Total Gains (Losses)
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Gains (losses) on impaired loans	(3,185,000)	(5,214,000)
Gains (losses) on other real estate owned and repossessed assets	(5,395,000)	(4,378,000)
Nonrecurring | Commercial, financial, and agricultural | Total Fair Value
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Impaired loans	827,000	672,000
Nonrecurring | Commercial, financial, and agricultural | Significant Unobservable Inputs (Level 3)
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Impaired loans	827,000	672,000
Nonrecurring | Commercial, financial, and agricultural | Total Gains (Losses)
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Gains (losses) on impaired loans	(735,000)	(1,659,000)
Nonrecurring | Real estate construction - residential | Total Fair Value
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Impaired loans	1,768,000	64,000
Nonrecurring | Real estate construction - residential | Significant Unobservable Inputs (Level 3)
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Impaired loans	1,768,000	64,000
Nonrecurring | Real estate construction - residential | Total Gains (Losses)
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Gains (losses) on impaired loans	(119,000)
Nonrecurring | Real estate construction - commercial | Total Fair Value
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Impaired loans	210,000	5,341,000
Nonrecurring | Real estate construction - commercial | Significant Unobservable Inputs (Level 3)
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Impaired loans	210,000	5,341,000
Nonrecurring | Real estate construction - commercial | Total Gains (Losses)
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Gains (losses) on impaired loans	(498,000)
Nonrecurring | Real estate mortgage - residential | Total Fair Value
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Impaired loans	3,022,000	2,763,000
Nonrecurring | Real estate mortgage - residential | Significant Unobservable Inputs (Level 3)
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Impaired loans	3,022,000	2,763,000
Nonrecurring | Real estate mortgage - residential | Total Gains (Losses)
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Gains (losses) on impaired loans	(376,000)	(839,000)
Nonrecurring | Real estate mortgage - commercial | Total Fair Value
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Impaired loans	5,616,000	11,726,000
Nonrecurring | Real estate mortgage - commercial | Significant Unobservable Inputs (Level 3)
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Impaired loans	5,616,000	11,726,000
Nonrecurring | Real estate mortgage - commercial | Total Gains (Losses)
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Gains (losses) on impaired loans	(1,457,000)	(2,716,000)
Nonrecurring | Consumer | Total Fair Value
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Impaired loans	27,000	44,000
Nonrecurring | Consumer | Significant Unobservable Inputs (Level 3)
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Impaired loans	$ 27,000	$ 44,000